UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 14, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: $268,202

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Amli Residential Pptys Trust         COM   001735109   4990     234475   SH         SOLE        10400       224075
Berkshire Hathaway Inc Del Cl A      COM   084670108    291          4   SH         SOLE            0            4
Berkshire Hathaway Inc Del Cl B      COM   084670207  19369       7994   SH         SOLE          290         7704
Carecentric Inc                      COM   14166Y106     16      24989   SH         SOLE            0        24989
Cathay Bancorp Inc                   COM   149150104   8173     215125   SH         SOLE         6700       208425
Cendant Corp                         COM   151313103  21573    2058450   SH         SOLE        64400      1994050
Center Financial Corp                COM   15146E102   6825     511211   SH         SOLE        30407       480804
Chateau Cmntys Inc                   COM   161726104   9135     397179   SH         SOLE        13200       383979
Chubb Corp                           COM   171232101  11184     214250   SH         SOLE         5400       208850
Copart Inc                           COM   217204106   7476     631450   SH         SOLE        17000       614450
CVS Corp		             COM   126650100  15230     609950   SH         SOLE        20600       589350
Devon Energy Corp New                COM   25179M103   8852     192850   SH         SOLE         9100       183750
Diamond Offshore Drilling Inc        COM   25271C102   5842     267350   SH         SOLE         9400       257950
Equity Office Properties Trust       COM   294741103  12436     497850   SH         SOLE        20000       477850
Federal Home Ln Mtg Corp             COM   313400301  10341     175115   SH         SOLE         7300       167815
GBC Bancorp Calif                    COM   361475106   9843     508437   SH         SOLE        18100       490337
Greater Bay Bancorp                  COM   391648102   3142     181700   SH         SOLE        10000       171700
Hanmi Finl Corp                      COM   410495105   9570     574408   SH         SOLE        15254       559154
International Speedway Corp Cl A     COM   460335201   7867     210974   SH         SOLE         6700       204274
Littelfuse Inc                       COM   537008104   3245     192450   SH         SOLE         7400       185050
Mercury General Corp New             COM   589400100  18786     499893   SH         SOLE        16500       483393
Mestek Inc                           COM   590829107   5900     329047   SH         SOLE        11300       317747
National Golf Pptys Inc              COM   63623G109   3703     315125   SH         SOLE            0       315125
Northeast Utils                      COM   664397106   9608     633350   SH         SOLE        18000       615350
Orthodontic Ctrs Amer Inc            COM   68750P103   8045     737400   SH         SOLE        25000       712400
Post Pptys Inc                       COM   737464107   4189     175287   SH         SOLE         7200       168087
Prima Energy Corp	             COM   741901201   1700      76050   SH         SOLE            0        76050
Silicon Vy Bancshares                COM   827064106    369      20200   SH         SOLE            0        20200
Sun Communities Inc                  COM   866674104   7782     212810   SH         SOLE         6000       206810
Viad Corp                            COM   92552R109  10862     486000   SH         SOLE        19000       467000
Washington Post Co                   COM   939640108  15771      21370   SH         SOLE          775        20595
Waters Corp                          COM   941848103   6088     279500   SH         SOLE         7000       272500